Financial Instruments (Details) - Schedule of changes in the fair value of private warrants - Private Warrants [Member] - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Dec. 31, 2021	Mar. 31, 2022
Financial Instruments (Details) - Schedule of changes in the fair value of private warrants [Line Items]
Fair value as of December 31, 2021	$ 535	$ 436
Change in fair value	(99)	59
Fair value as of March 31, 2022	$ 436	$ 495